Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 9,115,000	$ 8,803,300	$ 8,417,200
Expenses:
Cost of operations	5,518,600	5,643,100	5,234,700
Depreciation, amortization and depletion	970,600	906,900	877,400
Accretion	79,400	78,000	76,600
Selling, general and administrative	983,100	918,900	853,800
Negotiation and withdrawal costs - Central States Pension and Other Funds	4,500	1,500	157,700
Loss (gain) on disposition of assets and impairments, net	0	20,000	(1,900)
Restructuring charges	0	1,800	8,600
Operating income	1,558,800	1,233,100	1,210,300
Interest expense	(364,900)	(348,700)	(360,000)
Loss on extinguishment of debt	0	(1,400)	(2,100)
Interest income	800	600	700
Other income, net	1,200	1,700	2,300
Income before income taxes	1,195,900	885,300	851,200
Provision for income taxes	445,500	337,400	262,100
Net income	750,400	547,900	589,100
Net income attributable to noncontrolling interests	(500)	(300)	(200)
Net income attributable to Republic Services, Inc.	$ 749,906	$ 547,600	$ 588,900
Basic earnings per share attributable to Republic Services, Inc. stockholders:
Basic earnings per share (in dollars per share)	$ 2.14	$ 1.54	$ 1.63
Weighted average common shares outstanding (in shares)	349,984	356,673	362,054
Diluted earnings per share attributable to Republic Services, Inc. stockholders:
Diluted earnings per share (in dollars per share)	$ 2.13	$ 1.53	$ 1.62
Weighted average common and common equivalent shares outstanding (in shares)	351,388	358,107	363,422
Cash dividends per common share ( in dollars per share)	$ 1.16	$ 1.08	$ 0.99